Cover Page	6 Months Ended
Jun. 30, 2019
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Registrant Name	PagSeguro Digital Ltd.
Entity Central Index Key	0001712807
Current Fiscal Year End Date	--12-31